Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Prepaid Expenses and Other Current Assets
3.	Prepaid Expenses and Other Current Assets

The Company’s prepaid expenses and other current assets were as follows:

	As of
	September 30, 2013	December 31, 2012
Collateral on deposit—commodity derivative contracts	$1,861	$767
Commodity derivative contracts	5	548
Deferred expense	13,018	—
Loss fund payments—workers’ compensation	6,466	6,968
Prepaid insurance	1,705	1,261
Prepaid tooling	1,926	764
Other	1,610	1,833

Total prepaid expenses and other current assets	$26,591	$12,141

4.	Prepaid Expenses and Other Current Assets

The Company’s prepaid expenses and other current assets are as follows:

	As of December 31,
	2012	2011
Collateral on deposit—commodity derivative contracts	$767	$4,622
Commodity derivative contracts	548	—
Deferred financing fees, net	—	3,646
Loss fund payments—workers’ compensation	6,968	7,538
Prepaid insurance	1,261	1,974
Other	2,597	2,132

Total prepaid expenses and other current assets	$12,141	$19,912